Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000232954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Absolute Return Fund
Class Name	Institutional Shares
Trading Symbol	BABSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Absolute Return Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	1.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	0.45%	8.58%	0.25%
MSCI All Country World Index	9.67	31.76	7.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.71	5.46	3.79

Performance Inception Date	Dec. 21, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,137,768
Holdings Count | Holding	149
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$10,137,768
Number of Portfolio Holdings	149
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Geographic allocation
Country(a)	Percent of Net Assets
United States	50.1%
Japan	7.7%
Canada	7.5%
Germany	5.6%
China	4.1%
Italy	3.5%
France	3.1%
Denmark	3.0%
Taiwan	2.1%
Switzerland	1.8%
Other	3.3%
Short-Term Securities	10.0%
Liabilities in Excess of Other Assets	(1.8	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Sony Group Corp.	5.1%
Beiersdorf AG	4.2%
Tencent Holdings Ltd.	4.1%
Canadian National Railway Co.	3.8%
Mastercard, Inc., Class A	3.5%
T-Mobile U.S., Inc.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Novo Nordisk A/S, Class B	3.0%
Home Depot, Inc. (The)	2.9%
Amazon.com, Inc.	2.8%
(a)	Ten largest countries are presented. Additional countries are found in Other.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sony Group Corp.	5.1%
Beiersdorf AG	4.2%
Tencent Holdings Ltd.	4.1%
Canadian National Railway Co.	3.8%
Mastercard, Inc., Class A	3.5%
T-Mobile U.S., Inc.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Novo Nordisk A/S, Class B	3.0%
Home Depot, Inc. (The)	2.9%
Amazon.com, Inc.	2.8%
(b)Excludes short-term securities.
C000232953 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Absolute Return Fund
Class Name	Investor A Shares
Trading Symbol	BGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Absolute Return Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$105	2.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.10%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	0.34%	8.20%	(0.01	) %
Investor A Shares (with sales charge)	(4.93)	2.52	(1.93)
MSCI All Country World Index	9.67	31.76	7.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.71	5.46	3.79

Performance Inception Date	Dec. 21, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,137,768
Holdings Count | Holding	149
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$10,137,768
Number of Portfolio Holdings	149
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Geographic allocation
Country(a)	Percent of Net Assets
United States	50.1%
Japan	7.7%
Canada	7.5%
Germany	5.6%
China	4.1%
Italy	3.5%
France	3.1%
Denmark	3.0%
Taiwan	2.1%
Switzerland	1.8%
Other	3.3%
Short-Term Securities	10.0%
Liabilities in Excess of Other Assets	(1.8	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Sony Group Corp.	5.1%
Beiersdorf AG	4.2%
Tencent Holdings Ltd.	4.1%
Canadian National Railway Co.	3.8%
Mastercard, Inc., Class A	3.5%
T-Mobile U.S., Inc.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Novo Nordisk A/S, Class B	3.0%
Home Depot, Inc. (The)	2.9%
Amazon.com, Inc.	2.8%
(a)	Ten largest countries are presented. Additional countries are found in Other.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sony Group Corp.	5.1%
Beiersdorf AG	4.2%
Tencent Holdings Ltd.	4.1%
Canadian National Railway Co.	3.8%
Mastercard, Inc., Class A	3.5%
T-Mobile U.S., Inc.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Novo Nordisk A/S, Class B	3.0%
Home Depot, Inc. (The)	2.9%
Amazon.com, Inc.	2.8%
(b)Excludes short-term securities.
C000232952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Absolute Return Fund
Class Name	Class K Shares
Trading Symbol	BGRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Absolute Return Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$90	1.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	0.45%	8.48%	0.28%
MSCI All Country World Index	9.67	31.76	7.23
ICE BofA 3-Month U.S. Treasury Bill Index	2.71	5.46	3.79

Performance Inception Date	Dec. 21, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,137,768
Holdings Count | Holding	149
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$10,137,768
Number of Portfolio Holdings	149
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Geographic allocation
Country(a)	Percent of Net Assets
United States	50.1%
Japan	7.7%
Canada	7.5%
Germany	5.6%
China	4.1%
Italy	3.5%
France	3.1%
Denmark	3.0%
Taiwan	2.1%
Switzerland	1.8%
Other	3.3%
Short-Term Securities	10.0%
Liabilities in Excess of Other Assets	(1.8	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Sony Group Corp.	5.1%
Beiersdorf AG	4.2%
Tencent Holdings Ltd.	4.1%
Canadian National Railway Co.	3.8%
Mastercard, Inc., Class A	3.5%
T-Mobile U.S., Inc.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Novo Nordisk A/S, Class B	3.0%
Home Depot, Inc. (The)	2.9%
Amazon.com, Inc.	2.8%
(a)	Ten largest countries are presented. Additional countries are found in Other.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sony Group Corp.	5.1%
Beiersdorf AG	4.2%
Tencent Holdings Ltd.	4.1%
Canadian National Railway Co.	3.8%
Mastercard, Inc., Class A	3.5%
T-Mobile U.S., Inc.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Novo Nordisk A/S, Class B	3.0%
Home Depot, Inc. (The)	2.9%
Amazon.com, Inc.	2.8%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.